NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Jan. 31, 2025
Notes
NATURE AND CONTINUANCE OF OPERATIONS

1.NATURE AND CONTINUANCE OF OPERATIONS

Red Metal Resources Ltd. (the “Company”) is involved in acquiring and exploring mineral properties in Chile through its wholly-owned subsidiary, Minera Polymet SpA (“Polymet”), organized under the laws of the Republic of Chile, and in Canada, in the provinces of Quebec and Ontario. The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The Company’s head office is located at 1130 West Pender Street, Suite 820, Vancouver, British Columbia, V6E 4A4. Its registered office address is at 550 Burrard Street, Suite 2501, Vancouver, British Columbia, V6C 2B5. The Company’s mailing address is 278 Bay Street, Suite 102, Thunder Bay, Ontario, P7B 1R8. Polymet’s head office is located in Vallenar, III Region of Atacama, Chile.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As at January 31, 2025, the Company has not advanced its mineral properties to commercial production and is not able to finance day-to-day activities through operations. The Company’s continuation as a going concern is dependent upon the successful results from its mineral property exploration activities and its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations.

The Company incurred a comprehensive loss of $889,006 for the year ended January 31, 2025, and, as at January 31, 2025, the Company had a deficit of $15,445,791, and its current liabilities exceeded its current assets by $1,145,222. The Company raises financing for its exploration and development activities in discrete tranches to finance its activities for limited periods only. The Company has identified that further funding may be required for working capital purposes, and to finance the Company’s exploration program and development of mineral assets. These conditions may cast substantial doubt on the Company’s ability to continue as a going concern.

On May 23, 2024, the Company completed a share consolidation (reverse stock split) on the basis of one new share for every three old shares. All references to shares and per share amounts in these consolidated financial statements and accompanying notes have been retrospectively adjusted to reflect the share consolidation as if it had occurred at the beginning of the earliest period presented.

These consolidated financial statements do not give effect to any adjustment which would be necessary should the Company be unable to continue as a going concern and, therefore, be required to realize its assets and discharge its liabilities in other than the normal course of business and at amounts different from those reflected in the consolidated financial statements and such adjustments may be material.